Income and social contribution taxes	12 Months Ended
Dec. 31, 2025
Income and social contribution taxes
Income and social contribution taxes
9. Income and social contribution taxes

Accounting policy

Current and deferred income tax (“IRPJ”) and social contribution on net income tax (“CSLL”) are calculated based on their current rates. For the calculation of current IRPJ, the value of tax incentives is also considered. At the end of the fiscal year the portion of the profit corresponding to these investment grants is allocated to the constitution of a tax incentive reserve in subsidiaries’ equity and is excluded from the dividend calculation basis and subsequently capitalized. Taxes are recognized based on the rates of IRPJ and CSLL provided for by the laws enacted on the last day of the financial statements. The current rates in Brazil are 25% for IRPJ and 9% for CSLL.

Deferred IRPJ and CSLL are recognized when a temporary difference between the tax and accounting balances exists, given that tax credits and debits are not subject to the statute of limitations, and mainly result from provisions for differences between cash and accrual basis, tax loss carryforwards, leasing operations, negative bases and provisions for tax, civil, and labor risks. Deferred tax assets are sustained by the continued profitability of their operations.

For purposes of disclosure, deferred tax assets were offset against deferred tax liabilities, in the same taxable entity.

On December 27, 2024, Law 15,079 was published, which introduce the Additional of CSLL to adapt Brazilian legislation to the GloBE Rules, aligning the country to Pillar 2 of the BEPS of OECD. This guideline establishes a minimum global tax rate of 15% for multinationals with annual revenues exceeding €750 million.

In December 31, 2025, Management assessed the potential impacts of the new law and concluded that no relevant effects on the Company's financial statements are expected, considering its operational profile and actual level of taxes. The Company will continue to assess the complementary regulation and eventual international unfoldings.

a. Deferred income (IRPJ) and social contribution taxes (CSLL)

	12/31/2025	12/31/2024
Assets - Deferred income and social contribution taxes on:
Provision for losses with assets	43,763	41,467
Provisions for tax, civil and labor risks	149,635	188,495
Provision for post-employment benefits	73,698	76,166
Provision for differences between cash and accrual basis (i)	89,166	19,483
Goodwill	32,747	10,317
Provision for asset retirement obligation	12,593	13,472
Operating provisions	61,311	60,120
Provision for profit sharing and bonus	97,240	76,880
Leases payable	583,232	499,988
Provision for deferred revenue	710	450
Acquisition of shares from shareholders	82,128	-
Other temporary differences	193,988	115,753
Tax losses and negative basis for social contribution carryforwards	529,868	510,780
Total	1,950,079	1,613,371
Offsetting liability balance	(942,788)	(676,430)
Net balances presented in assets	1,007,291	936,941
Liabilities - Deferred income and social contribution taxes on:
Leases payable	484,879	406,173
Provision for differences between cash and accrual basis (i)	268,466	194,846
Change in fair value of subscription warrants	2,127	7,611
Goodwill on investments	28,480	28,771
Business combination - fair value of assets	573,793	52,781
Provision for indemnification	88,854	14,063
Other temporary differences	134,086	105,010
Total	1,580,685	809,255
Offsetting asset balance	(942,788)	(676,430)
Net balances presented in liabilities	637,897	132,825

(i)	refers mainly to the income and social contribution taxes on foreign exchange variation of the derivative instruments.

Changes in the net balance of deferred IRPJ and CSLL are as follows:

Balance as of December 31, 2022	897,936
Deferred IRPJ and CSLL recognized in profit (loss) for the year	335,375
Deferred IRPJ and CSLL recognized in other comprehensive income	21,474
Others	143
Balance as of December 31, 2023	1,254,928
Deferred IRPJ and CSLL recognized in profit (loss) for the year	(360,953)
Deferred IRPJ and CSLL recognized on company acquisition	(71,815)
Deferred IRPJ and CSLL recognized in other comprehensive income	(18,178)
Others	134
Balance as of December 31, 2024	804,116
Deferred IRPJ and CSLL recognized in profit (loss) for the year	(8,892)
Deferred IRPJ and CSLL recognized in profit (loss) for the year - discontinued operations	10,175
Deferred IRPJ and CSLL recognized on company acquisition (1)	74,730
Deferred IRPJ and CSLL recognized on business combinations	(581,271)
Deferred IRPJ and CSLL recognized in equity	70,536
Balance as of December 31, 2025	369,394

(1)	On May 8, 2025, the Company acquired the control and began to consolidate Hidrovias. For further details, see Note 27.b.

The balances of R$ 1,950,079 were supported by the technical study on taxable profit projections for the realization of deferred tax assets. The taxable profit projections from business plans of each segment of the Company which indicates trends and perspectives, demand effects, competition and other economic factors, and that represent management’s best estimate about the economic conditions existing during the period of realization of the deferred tax asset, were taken into account.

The main key assumptions used to calculate the realization of deferred tax assets are: growth in Gross Domestic Product (“GDP”), exchange rate, basic interest rate (SELIC) and DI, inflation rate and commodity price index.

b. Reconciliation of income and social contribution taxes in the statement of income

IRPJ and CSLL are reconciled to the statutory tax rates as follows:

	12/31/2025	12/31/2024	12/31/2023
Income before taxes	3,811,909	4,011,517	3,578,695
Statutory tax rates - %	34	34	34
Income and social contribution taxes at the statutory tax rates	(1,296,049)	(1,363,916)	(1,216,756)
Adjustment to the statutory income and social contribution taxes:
Nondeductible expenses	(65,891)	(14,729)	(11,535)
Nontaxable revenues (i)	231,440	26,755	114,981
Adjustment to estimated income	13,887	1,807	2,173
Unrecorded deferred income and social contribution tax loss carryforwards	(134,489)	(205,794)	(36,227)
Share of profit (loss) of subsidiaries, joint ventures and associates	(22,612)	(44,090)	4,049
Interest on equity between subsidiaries	12,715	35,901	-
Difference of rate in the measurement of taxes (ii)	39,062	‐	‐
Other adjustments	56,918	(15,861)	(26,666)
Income and social contribution taxes before tax incentives	(1,165,019)	(1,579,927)	(1,169,981)
Tax incentives – SUDENE (iii)	101,330	94,310	109,039
Income and social contribution taxes in the statement of income	(1,063,689)	(1,485,617)	(1,060,942)
Current	(1,054,797)	(1,124,664)	(1,396,317)
Deferred	(8,892)	(360,953)	335,375
Effective IRPJ and CSLL rates - %	27.9	37.0	29.6

(i)	Consist of gains and income not taxable under applicable tax legislation and amounts related to non-taxation of the income and social contribution taxes on the monetary variation (SELIC).
(ii)	Refers to differences in applicable tax rates in the countries where the Company’s subsidiaries operate.
(iii)	Certain subsidiaries have the benefit of income tax reduction for belonging to the sectors of the economy considered priority for the subsidized areas, with a 75% decrease in the income tax basis.

c. Tax losses and negative basis for social contribution carryforwards

As of December 31, 2025, the Company and certain subsidiaries had tax loss carryforwards related to income tax (IRPJ) and social contribution (CSLL), whose annual offsets are limited to 30% of taxable income in a given tax year, and do not expire.

The balances comprising deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2025	12/31/2024
Oil Trading	68,920	77,155
Ultrapar	43,188	51,339
Ipiranga	300,409	300,409
Ultracargo Soluções Logística	42,808	33,553
Hidrovias do Brasil – Holding S.A	29,149	‐
Others	45,394	48,324
	529,868	510,780

The balances which are not constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2025	12/31/2024
Neogás	45,143	45,286
Integra Frotas	33,730	18,927
Stella	33,073	15,686
Millennium	14,440	11,650
Abastece aí	156,570	126,900
Hidrovias do Brasil – Holding S.A	139,914	‐
Hidrovias do Brasil – Administração Portuária de Santos	40,005	‐
Others	9,897	6,374
	472,772	224,823